Accounts receivable (Details Textual) ¥ in Millions				12 Months Ended
		May 06, 2018 USD ($)	May 06, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties	[1]			$ 3,434,845	$ 0
Increase (Decrease) in Accounts Receivable				1,378,315	$ 3,192,557	$ 212,550
Suzhou E Motors Co Ltd [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Related Parties				$ 3,434,845
Scenario, Forecast [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collection of Accounts Receivable Description		Approximately $16.4 million or 37% of the accounts receivable balances (including $2.2 million accounts receivable from related parties) from continuing operations (equivalent to approximately $23.8 million)	Approximately $16.4 million or 37% of the accounts receivable balances (including $2.2 million accounts receivable from related parties) from continuing operations (equivalent to approximately $23.8 million)
Cash Collected From Related Party In Payment Of Accounts Receivable		$ 2,200,000	¥ 14.5
Due from Related Parties, Noncurrent		2,200,000
Scenario, Forecast [Member] | Discontinued Operations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (Decrease) in Accounts Receivable		5,400,000
Scenario, Forecast [Member] | Continuing Operations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (Decrease) in Accounts Receivable		$ 16,400,000
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage				43.00%
Accounts Receivable [Member] | Scenario, Forecast [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage		37.00%	37.00%
Proceeds from Collection of Other Receivables		$ 23,800,000
Accounts Receivable [Member] | Scenario, Forecast [Member] | Discontinued Operations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from Collection of Other Receivables		$ 5,400,000

[1]	As of December 31, 2017, the Company had total accounts receivable balances of $3,434,845 due from the affiliates of the original shareholders of E-Motors. E-Motors did not have related party’s sales to these two related parties after being acquired by the Company on July 12, 2017 (Note 4). The Company collected back approximately $2.2 million (RMB 14.5 million) from these two related parties by May 6, 2018 and expects to collect the remaining balance by June 30, 2018.